Deposit Liabilities Disclosures [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Deposit Liabilities [Table Text Block]

Deposit liabilities consisted of the following.

December 31, ($ in millions)	2013	2012
Domestic deposits
Noninterest-bearing deposits	$60	$1,977
Interest-bearing deposits
Savings and money market checking accounts	21,210	13,871
Certificates of deposit	31,640	31,084
Dealer deposits	440	983

Total deposit liabilities	$53,350	$47,915

Schedule Of Maturities For Total Time Deposits Text Block [Table Text Block]

The following table presents the scheduled maturity of total certificates of deposit.

($ in millions)
Due in 2014	$15,483
Due in 2015	8,709
Due in 2016	4,275
Due in 2017	2,142
Due in 2018	1,031

Total certificates of deposit	$31,640